PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Prepaid income tax and value-added tax	60,675	119,604
Receivables related to the exercise of share-based awards*	56,062	68,564
Receivables from third-party online payment platforms	49,814	63,188
Deposits	73,218	54,361
Prepaid advertising expenses and service fees	44,799	26,761
Staff loans and advances	14,429	12,769
Others	69,263	19,958
Total	368,260	365,205
*	It mainly represents receivables from a third-party share option brokerage platform for the exercise of share-based awards due to the timing of settlement.